Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Shares Used for Basic and Diluted EPS Calculations
The following table sets forth the computation of shares used for the basic and diluted EPS calculations:

	Year Ended December 31,
In thousands	2014	2013	2012
Weighted average shares used for basic EPS	20,192	27,216	30,305
Dilutive effect of stock options and other share-based awards	277	447	598
Dilutive effect of convertible debt	230	718	1,271
Weighted average shares used for diluted EPS	20,699	28,381	32,174
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	12	14	139